Cover	Sep. 30, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 30, 2022
Entity Registrant Name	Apollo Endosurgery, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35706
Entity Tax Identification Number	16-1630142
Entity Address, Address Line One	1120 S. Capital of Texas Highway
Entity Address, Address Line Two	Building 1, Suite #300
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	512
Local Phone Number	279-5100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	APEN
Security Exchange Name	NASDAQ
Entity Central Index Key	0001251769
Amendment Flag	false